MORTGAGE LOANS ON REAL ESTATE - Allowance for Credit Loss (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		$ 28
Ending balance	$ 30
Real Estate | Commercial Mortgage Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	52	41	$ 3	$ 1
Recovery (provision)	5	(11)	(35)	(2)
Ending balance	$ 47	$ 52	$ 38	$ 3